Nature and extent of risk arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Nature And Extent Of Risk Arising From Financial Instruments Tables [Abstract]
Schedule of debentures of contractual maturity of credit facilities

The following table summarizes our commitments as at December 31, 2024:

	2025	2026	2027	2028
Commitments - operational
Lease payments	1,137	1,009	588	—
Accounts payable	4,515	—	—	—
Accruals and other	17,435	—	—	—
Other purchase obligations	812	584	642	221
Interest – Credit facility (Note 11)	—	6,134	—	—
Interest – Debentures (Note 12)	3,012	683	—	—
	26,911	8,410	1,230	221
Commitments – principal repayments
Credit facility (Note 11)(2)	—	48,792	—	—
Debentures (Note 12) (1)(2)	2,113	33,144	—	—
	2,113	81,936	—	—
Total contractual obligations	29,024	90,346	1,230	221

(1) The debenture repayments are payable in either cash or Common Shares at Mogo’s option. The number of Common Shares required to settle the principal repayments is variable based on the Company's share price at the repayment date.

(2) The maturity date of these commitments were extended to 2029 subsequent to year-end.

Foreign currency risk

	As at
($000 USD)	December 31, 2024	December 31, 2023
Cash	39	38
Investment portfolio	5,838	5,813
Debentures	(3,574)	(3,971)